                                   [GRAPHIC]



--------------------------------------------------------------------------------
  LIBERTY HIGH YIELD MUNICIPAL FUND                             ANNUAL REPORT
--------------------------------------------------------------------------------

  NOVEMBER 30, 2000

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

After a choppy start in the early months of 2000, the U.S. bond market rallied as our economy edged its way toward a more sustainable rate of growth. In an effort to keep inflation from getting out of hand, the Federal Reserve raised short-term interest rates six times, starting in mid-1999. Roughly a year later, the Fed's efforts began to produce results. The pace of economic expansion slowed from a blazing 7.0% in the fourth quarter of calendar 1999 to just 2.4% in the third quarter of calendar 2000. Meanwhile, despite sharply rising oil prices, the rate of inflation remained relatively moderate.

The reduced threat of higher inflation reassured investors and triggered a bounce in the bond market. Yields on long-term Treasuries fell, pushing prices up, and yields on most other long-term bonds followed suit. At the same time, investors seemed to conclude that the Federal Reserves rate increases had come to an end, and short-term yields began to decline as well. Against this backdrop, Liberty High Yield Municipal Fund got off to a slow start, but finished the year with solid performance.

As always, we thank you for choosing Liberty High Yield Municipal Fund and for giving us the opportunity to serve your investment needs.

Respectfully,

/s/ Stephen E. Gibson

Stephen E. Gibson
President
January 11, 2001



Because economic and market conditions change, there can be no assurance that the trends described in this report will continue or come to pass.




-----------------------------
Not FDIC   May Lose Value
Insured    No Bank Guarantee
-----------------------------

--------------------------------------------------------------------------------
HIGHLIGHTS
--------------------------------------------------------------------------------

*    MUNICIPAL BOND MARKET FINISHED HIGHER

     The Lehman Brothers Municipal Bond Index, a broad measure of the municipal bond market, gained 8.18% between December 1, 1999 and November 30, 2000.

*    HIGH YIELD MUNICIPALS LAGGED BROADER MUNICIPAL MARKET

     While signs of an economic slowdown were balm to much of the bond market, they were less well received in the high yield municipal sector. The economic contraction raised questions about whether corporations could sustain their profits going forward, resulting in more caution in the credit markets. Since high yield tax-exempt industrial development bonds are issued by corporations, this tighter credit policy (i.e., higher rates charged by lenders) kept an upward pressure on yields for lower-rated municipal securities.


            LIBERTY HIGH YIELD MUNICIPAL FUND(1) VS. INDEX AND PEERS


Liberty High Yield Municipal Fund                               3.36%
Lehman Brothers Municipal Bond Index                            8.18%
Lipper High Yield Municipal Debt Fund Category                  0.69%


(1) Performance of Class A shares without a sales charge.

Past performance cannot predict future results. Lipper, Inc., a widely respected data provider in the industry, calculates an average of total returns for mutual funds with similar investment objectives as the Fund. Neither the Fund's returns nor the Lipper returns include sales charges. The Lehman Brothers Municipal Bond Index is an unmanaged index that differs from the composition of the Fund. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

12-MONTH CUMULATIVE TOTAL RETURNS FOR THE PERIOD ENDED 11/30/00

                        Without         With
                         sales          sales
                        charge         charge
-------------------------------------------------
Class A                  3.36%         (1.55)%
-------------------------------------------------
Class B                  2.59%         (2.28)%
-------------------------------------------------
Class C(1)               2.74%          1.77%
-------------------------------------------------

(1) Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

NET ASSET VALUE PER SHARE AS OF 11/30/00

Class A                 $9.34
------------------------------
Class B                 $9.34
------------------------------
Class C                 $9.34
------------------------------

Distributions declared per share 12/1/99 - 11/30/00(2)

Class A                 $0.556
------------------------------
Class B                 $0.485
------------------------------
Class C                 $0.499
------------------------------

(2) A portion of the Fund's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount from their original issue price. Some or all of this discount may be included in the Fund's ordinary income, and any market discount is taxable when distributed.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

For the 12 months ended November 30, 2000, Liberty High Yield Municipal Fund performed well. Class A shares delivered a total return of 3.36% without a sales charge, placing the Fund in the top half of high yield municipal funds tracked by Lipper, Inc.(1) The Fund underperformed its benchmark, the Lehman Brothers Municipal Bond Index, which returned 8.18% for the 12-month period.

FUND'S PERFORMANCE IMPROVED DURING LATTER SIX MONTHS

Prior to May 2000, municipal bonds lagged Treasury securities, whose prices rallied strongly in January. Since May, however, the municipal bond market has improved, generally keeping pace with the gains in Treasuries. This upturn in the municipal market benefited the Fund's performance, as did our use of inverse floaters. These long-term securities chalked up strong price gains when long-term municipal yields declined. Finally, the Fund profited from our emphasis on diversification and strong credit research, which shielded it from certain problem areas in the market.

DIVERSIFICATION TO REDUCE RISK

While the Fund seeks a high level of income, it is also managed for total return. This means that while seeking a reasonably high current yield, we also attempt to preserve the principal value of your investment. To pursue this objective, we invested a large portion of the Fund's assets in small, non-rated municipal issues. Because these securities involve greater risks than investment-grade issues, we diversified the Fund's holdings by industry sector and geographic location, as well as conducting extensive credit research to avoid weaker bonds.

As the economy cooled in 2000, revenues slackened, impairing some issuers' ability to pay their debt. Fortunately, our credit research limited the Fund's exposure to certain troubled areas of the market, so the Fund suffered few credit-related price reductions or losses due to outright default.


(1) Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the Fund. The total return calculated for the Lipper High Yield Municipal Debt Fund Category was 0.69% for the 12 months ended November 30, 2000. The Fund's Class A shares were ranked in the 2nd quartile for one year (25 out of 69), in the 2nd quartile for three years (25 out of 52) and in the 2nd quartile for five years (18 out of 39). Past performance cannot guarantee future results.


SEC yields on 11/30/2000

Class A                 5.74%
------------------------------
Class B                 5.27%
------------------------------
Class C                 5.42%
------------------------------

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the Distributor or its affiliates had not waived certain Fund expenses, the SEC yield would have been 5.27% for Class C shares.

TAXABLE-EQUIVALENT SEC YIELDS ON 11/30/2000

Class A                 9.50%
------------------------------
Class B                 8.73%
------------------------------
Class C                 8.97%
------------------------------

Taxable-equivalent SEC yields are based on the maximum effective 39.6% federal income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of otherwise allowable deductions which occur when Adjusted Gross Income exceeds certain levels.

BOUGHT

BROWARD COUNTY HOUSING FINANCE AUTHORITY (CHAVES LAKES PROJECT) (0.36% of net assets) A new low-to-moderate income housing project known as Chaves Lakes is being built in the city of Hallandale, Florida. The city is actively involved in the development of the project, which also has an experienced manager and developer.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT (CONTINUED)
--------------------------------------------------------------------------------

MULTIFAMILY HOUSING, TRANSPORTATION ISSUES ADDED TO PORTFOLIO

Currently, an economic slowdown and a manageable rate of inflation seem reasonably certain. In the midst of the period, however, the picture was less clear-cut. Faced with considerable uncertainty during the first half of the fiscal year, we chose to mitigate the possible effects of higher inflation by employing a short-term, futures-based hedging strategy.

Later, when the economic evidence increasingly pointed toward a slowdown, we reduced this hedge and focused more on broadening the Funds diversification, primarily through investments in multifamily housing and selected transportation bonds. For instance, we invested in a Las Vegas monorail project (NV State Department of Business & Industry, 0.52% of net assets) designed to facilitate movement among the city's casinos. We also purchased a bond backed by revenues from a toll road connecting Denver's fast-growing southern suburbs to its airport. The bond (CO Public Highway Authority, 0.48% of net assets) is well structured and was offered at an attractive price.

A POSITIVE OUTLOOK FOR THE ECONOMY AND MARKET

At this juncture, our outlook is more positive than it has been for some time. The economy is slowing, but probably not so rapidly as to turn the decade-long expansion into a recession. A slower, non-inflationary rate of growth should please bond investors, so we look for positive price movement in the general bond market. However, we believe that a less robust economy may lead to weakness in certain cyclical industries, so we are actively moving away from industrial development bonds in sectors such as airlines and will continue to focus on less economically sensitive areas like multifamily housing.


/s/ Maureen G. Newman

Maureen G. Newman

MAUREEN G. NEWMAN is portfolio manager of Liberty High Yield Municipal Fund and a senior vice president of Colonial Management Associates, Inc. (CMA).

Tax-exempt investing offers current tax-free income, but also involves certain risks. The value of the Fund will be affected by interest rate changes and the creditworthiness of issues held in the Fund. The municipal bond management team identifies problems and reacts quickly to market changes.

QUALITY BREAKDOWN AS OF 11/30/2000

AAA                     10.6%
------------------------------
AA                       3.2%
------------------------------
A                        0.1%
------------------------------
BBB                     17.1%
------------------------------
BB                       5.1%
------------------------------
B                        0.6%
------------------------------
Non-rated               61.6%
------------------------------
Cash equivalents         1.7%
------------------------------

MATURITY BREAKDOWN

0-5 years                2.1
------------------------------
5-10 years               7.7
------------------------------
10-15 years             14.2
------------------------------
15-20 years             20.1
------------------------------
20-25 years             26.5
------------------------------
25+ years               27.7
------------------------------
Cash and equivalents     1.7
------------------------------

Quality and maturity breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the Quality Breakdowns represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

Maturity breakdown is based on each security's effective maturity, which reflects pre-refundings, mandatory puts and other conditions that affect a bond's maturity.

Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality and maturity breakdowns in the future.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

LIBERTY HIGH YIELD MUNICIPAL FUND VS. LEHMAN BROTHERS MUNICIPAL BOND INDEX

PERFORMANCE OF A $10,000 INVESTMENT IN CLASS A SHARES FROM 6/8/92 -- 11/30/00

Lehman Municipal Bond Index             $17,229
Fund Without Sales Charge               $15,534
Fund With Sales Charge                  $14,796

The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, an index does not incur fees or charges. Index performance is from 5/31/92. It is not possible to invest in an index.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/00

Share Class                       A                       B                        C
Inception                      9/1/94                   6/8/92                   8/1/97
-------------------------------------------------------------------------------------------------
                       w/o sales   with sales   w/o sales   with sales   w/o sales    with sales
                         charge      charge       charge      charge       charge       charge
-------------------------------------------------------------------------------------------------
1 Year                    3.36%      (1.55)%       2.59%      (2.28)%       2.74%        1.77%
-------------------------------------------------------------------------------------------------
5 Years                   4.08        3.07         3.30        2.97         3.39         3.39
-------------------------------------------------------------------------------------------------
Life of Fund              5.33        4.73         4.77        4.77         4.83         4.83
-------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/00

Share Class                       A                       B                        C
-------------------------------------------------------------------------------------------------
                       w/o sales   with sales   w/o sales   with sales   w/o sales    with sales
                         charge      charge       charge      charge       charge       charge
-------------------------------------------------------------------------------------------------
1 Year                    0.57%      (4.21)%      (0.18)%     (4.93)%      (0.04)%       (0.98)%
-------------------------------------------------------------------------------------------------
5 Years                   4.57        3.56         3.79        3.46         3.88          3.88
-------------------------------------------------------------------------------------------------
Life of Fund              5.33        4.72         4.78        4.78         4.83          4.83
-------------------------------------------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary resulting in a gain or a loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0% and the Class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A and C share (newer class shares) performance information includes returns of the Fund's Class B shares (the oldest existing fund class) for periods prior to its inception date. These Class B share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class B shares and newer class shares.


CHANGE IN VALUE OF A $10,000 INVESTMENT IN ALL SHARE CLASSES 6/8/92 -- 11/30/00

                Without         With
                sales           sales
                charge          charge
---------------------------------------
Class A         $15,534         $14,796
---------------------------------------
Class B         $14,849         $14,849
---------------------------------------
Class C         $14,919         $14,919
---------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
November 30, 2000
(In thousands)

MUNICIPAL BONDS - 97.2%                                      PAR          VALUE
--------------------------------------------------------------------------------
EDUCATION - 2.1%
EDUCATION - 1.3%
CA Statewide Communities
   Development Authority,
   Crossroads School for Arts & Sciences,
   Series 1998,
      6.000% 8/1/28(a)                                      $1,155        $1,156
WV State University,
   Series 2000 A,
      (b) 4/1/25                                             2,750           686
                                                                          ------
                                                                           1,842
                                                                          ------
STUDENT LOAN - 0.8%
OH Cincinnati Student Loan Funding Corp.,
   Series B,
      6.750% 1/1/07                                          1,075         1,086
                                                                          ------
--------------------------------------------------------------------------------
HEALTHCARE - 28.8%
CONGREGATE CARE RETIREMENT - 5.5%
CA Statewide Community
   Development Authority,
   Eskaton Village - Grass Valley,
   Series 2000,
      8.250% 11/15/31                                          750           745
KY State Economic Development
   Finance Authority,
   Christian Church Homes of Kentucky, Inc.,
   Series 1998,
      5.500% 11/15/30                                          230           182
MA Boston Industrial Development
   Finance Authority,
   Springhouse, Inc.,
   Series 1988,
      5.875% 7/1/20                                            500           410
MA State Development Finance Agency,
   Series 1999 A,
      5.625% 7/1/15                                            250           212
MN Columbia Heights,
   Crest View Corp.,
   Series 1998,
      6.000% 3/1/33                                            740           612
NH State Higher Educational & Health
   Facilities Authority,
   Rivermead at Peterborough,
   Series 1998:
      5.625% 7/1/18                                            500           409
      5.750% 7/1/28                                            665           526
NJ State Economic Development Authority,
   Seabrook Village, Inc.,
   Series 2000 A,
      8.250% 11/15/30                                          500           491
PA Lancaster Industrial Development Authority,
   Garden Spot Village,
   Series 2000 A,
      7.625% 5/1/31                                            325           327
PA Philadelphia Authority for Industrial
   Development,
   Baptist Home of Philadelphia,
   Series 1998 A,
      5.500% 11/15/18                                          530           433
TN Metropolitan Government,
   Nashville and Davidson County,
   Blakeford at Green Hills,
   Series 1998,
      5.650% 7/1/24                                            575           439
TX Abilene Health Facilities Development Corp.,
   Sears Methodist Retirement Obligation Group:
   Series 1998 A,
      5.900% 11/15/25                                        1,000           789
   Series 1999,
      5.875% 11/15/18                                          500           408
WI State Health & Educational
   Facilities Authority:
   Attic Angel Obligated Group,
      5.750% 11/15/27                                          875           692
   Clement Manor,
   Series 1998,
      5.750% 8/15/24                                           450           353
   United Lutheran Program for Aging, Inc.,
      5.700% 3/1/28                                            750           594
                                                                          ------
                                                                           7,622
                                                                          ------
HEALTH SERVICES - 0.5%
IL State Health Facilities Authority,
   Midwest Physician Group, Ltd.,
   Series 1998,
      5.500% 11/15/19                                           90            72
MA State Development Finance Agency,
   Boston Biomedical Research Institute,
   Series 1999:
      5.650% 2/1/19                                            120           106
      5.750% 2/1/29                                            550           476
                                                                          ------
                                                                             654
                                                                          ------
HOSPITAL - 11.2%
CO La Junta,
   Arkansas Valley Regional Medical Center,
   Series 1999,
      6.100% 4/1/24                                            400           353
CO State Health Care Facilities Authority,
   National Jewish Medical & Research Center,
   Series 1998,
      5.375% 1/1/23                                            830           669

See notes to investment portfolio.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
November 30, 2000
(In thousands)

MUNICIPAL BONDS (CONTINUED)                                  PAR         VALUE
--------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
HOSPITAL (CONTINUED)
GA Forsyth County Hospital Authority,
   Georgia Baptist Healthcare System,
   Series 1998,
      6.000% 10/1/08                                      $ 1,000        $   969
IL Health Facilities Authority,
   Thorek Hospital & Medical Center,
      5.375% 8/15/28                                          500            381
IL Southwestern Illinois Development Authority,
   Anderson Hospital,
   Series 1999,
      5.375% 8/15/15                                          500            420
IN State Health Facilities Financing Authority,
   Riverview Hospital,
   Series 1999,
      5.500% 8/1/24                                           275            229
MI Dickinson County Healthcare System,
   Series 1999,
      5.800% 11/1/24                                          800            642
MI Flint Hospital Building Authority,
   Hurley Medical Center,
   Series 1998 A,
      5.375% 7/1/20 (g)                                       625            480
MI State Hospital Finance Authority,
   Detroit Medical Center,
   Series 1998 A,
      5.250% 8/15/28                                          600            423
MN Washington County Housing &
   Redevelopment Authority,
   Healtheast, Inc.,
   Series 1998,
      5.250% 11/15/12 (g)                                   1,250          1,009
MS State Business Finance Corp.,
   Rush Medical Foundation, Inc.
   Series 1998,
      5.625% 7/1/23                                         1,150            907
NH State Higher Educational & Health
   Facilities Authority,
   Littleton Hospital Association, Inc.:
      5.900% 5/1/18                                           500            415
      5.900% 5/1/28                                           675            533
OH Belmont County,
   East Ohio Regional Hospital,
   Series 1998,
      5.700% 1/1/13                                         1,500          1,273
OH Franklin County,
   Doctors OhioHealth Corp.,
   Series 1998 A,
      5.600% 12/1/28                                        1,600          1,039
OH Highland County Joint Township
   Hospital District,
   Series 1999,
      6.750% 12/1/29                                          740            636
OH Miami County,
   Upper Valley Medical Center, Inc.:
   Series 1996 A,
      6.250% 5/15/16                                          500            456
   Series 1996 C,
      6.250% 5/15/13                                          285            262
OH Sandusky County, Memorial Hospital
   Series 1998,
      5.150% 1/1/10                                           250            229
PA Allegheny County Hospital Development,
   Ohio Valley General Hospital,
   Series 1998 A,
      5.450% 1/1/28                                         1,550          1,229
PA Pottsville Hospital Authority,
   Pottsville Hospital & Warne Clinic,
   Series 1998,
      5.625% 7/1/24                                         1,000            803
TX Lufkin Health Facilities
   Development Corp.,
   Memorial Health Systems of East Texas,
   Series 1998,
      5.700% 2/15/28                                          750            574
TX Richardson Hospital Authority,
   Baylor Richardson Medical Center,
   Series 1998,
      5.625% 12/1/28                                          800            641
VT State Educational & Health
   Buildings Finance Authority:
   Brattleboro Memorial Hospital,
      5.375% 3/1/28                                           650            509
   Springfield Hospital,
   Series A,
      7.750% 1/1/13                                           235            249
WV State Hospital Finance Authority,
   Charleston Medical Center
   Series 2000 A,
      6.750% 9/1/30                                           150            152
                                                                          ------
                                                                          15,482
                                                                          ------
INTERMEDIATE CARE FACILITIES - 2.0%
IN State Health Facilities Financing Authority,
   Hoosier Care, Inc.,
   Series 1999 A,
      7.125% 6/1/34                                         1,090            974
PA State Economic Development
   Financing Authority,
   Northwestern Human Services, Inc.,
   Series 1998 A,
      5.250% 6/1/14                                         2,150          1,848
                                                                          ------
                                                                           2,822
                                                                          ------

See notes to investment portfolio.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)                                  PAR          VALUE
--------------------------------------------------------------------------------
NURSING HOME - 9.6%
AK Juneau,
   St. Ann's Care Center,
   Series 1999,
      6.875% 12/1/25                                      $   600        $   558
CO State Health Facilities Authority,
   Volunteers of America Care Facilities, Inc.:
   Series 1998 A:
      5.450% 7/1/08                                           250            229
      5.750% 7/1/20                                           700            577
   Series 1999 A,
      6.000% 7/1/29                                           520            428
DE State Economic Development Authority,
   Churchman Village Project,
   Series A,
      10.000% 3/1/21                                          720            822
DE Sussex County, Healthcare Facility,
   Delaware Health Corp.,
   Series 1994-A,
      7.600% 1/1/24                                           975            885
FL Gadsden County Industrial
   Development Authority,
   Florida Properties, Inc.,
   Series 1988 A,
      10.450% 10/1/18                                         325            244
IA State Finance Authority,
   Care Initiatives Project:
   Series 1996,
      9.250% 7/1/25                                           500            606
   Series 1998 B:
      5.750% 7/1/18                                           600            484
      5.750% 7/1/28                                         1,475          1,123
IN State Health Facilities Financing Authority,
   Metro Health Indiana, Inc.,
   Series 1998,
      6.400% 12/1/33                                        1,000            732
MA State Development Finance Agency,
   Alliance Health Care Facilities,
   Series 1999,
      7.100% 7/1/32                                         1,000            902
MA State Industrial Finance Agency,
   GF/Massachusetts Inc.,
   Series 1994,
      8.300% 7/1/23                                           940            986
MI Cheboygan County Economic
   Development Corp.,
   Metro Health Foundation Project,
   Series 1993,
      10.000% 11/1/22 (c)(d)                                  600            318
MN Carlton
   Inter-Faith Social Services, Inc.:
   Series 2000:
      7.500% 4/1/19                                           250            248
      7.750% 4/1/29                                           250            251
MN Minneapolis,
   Walker Methodist Senior Services Group,
   Series 1998 A,
      6.000% 11/15/28                                         250            211
MN New Hope,
   North Ridge Care Center, Inc.,
   Series 1999,
      5.875% 3/1/29                                           500            403
MN Sartell,
   Foundation for Healthcare,
   Series 1999 A,
      6.625% 9/1/29                                         1,000            878
NJ Economic Development Authority
   Geriatric and Medical Service, Inc.,
   Series A,
      10.500% 5/1/04                                           60             60
PA Chester County Industrial Development,
   Pennsylvania Nursing Home, Inc.,
   Series 1989,
      10.125% 5/1/19 (d)                                      434            260
PA Delaware County Authority,
   Main Line and Haverford Nursing,
   Series 1992,
      9.000% 8/1/22                                            50             52
PA Lackawanna County Industrial Authority,
   Greenridge Nursing Center,
      10.500% 12/1/10                                         165            171
PA Luzerna County Industrial
   Development Authority,
   Millville Nursing Center,
      10.500% 12/1/12                                         205            212
TX Kirbyville Health Facilities
   Development Corp.,
   Heartway III Project:
   Series 1997 A,
      10.000% 3/20/18 (d)                                     569            515
   Series 1997 B,
      6.000% 3/20/04 (d)                                      100              5
WA Kitsap County Housing Authority,
   Martha & Mary Nursing Home,
      7.100% 2/20/36                                        1,000          1,121
                                                                         -------
                                                                          13,281
                                                                         -------

See notes to investment portfolio.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
November 30, 2000
(In thousands)

MUNICIPAL BONDS (CONTINUED)                                  PAR          VALUE
--------------------------------------------------------------------------------
HOUSING - 24.1%
ASSISTED LIVING/SENIOR - 9.2%
CA Abag Finance Authority for
   Nonprofit Corps.,
   Eskaton Gold River Lodge,
   Series 1998:
      6.375% 11/15/15 (e)                                 $   750        $   679
      6.375% 11/15/28 (f)                                     550            473
DE Kent County,
   Heritage at Dover,
   Series 1999,
      7.625% 1/1/30                                         1,000            957
GA Columbus Housing Authority,
   The Gardens at Calvary,
   Series 1999,
      7.000% 11/15/29                                       1,000            872
IL Clarendon Hills Residential Facilities,
   Churchill Estate:
   Series 1998 A:
      6.750% 3/1/24 (h)(d)                                  1,050            787
      6.750% 3/1/31 (i)(d)                                  1,365          1,024
IL State Development Finance Authority,
   Care Institute, Inc.,
      8.250% 6/1/25                                         2,000          2,068
MN Roseville,
   Care Institute, Inc.,
   Series 1993,
      7.750% 11/1/23                                        1,270          1,153
NC State Medical Care Commission,
   DePaul Community Facilities Project,
   Series 1999,
      7.625% 11/1/29                                          750            723
NY Glen Cove Housing Authority, May Fair,
      8.250% 10/1/26                                        2,000          2,113
NY Huntington Housing Authority,
   Gurwin Jewish Senior Center,
   Series 1999:
      5.875% 5/1/19                                           800            697
      6.000% 5/1/29                                           250            213
TX Bell County Health Facilities
   Development Corp., Care Institutions, Inc.
      9.000% 11/1/24                                          985          1,050
                                                                         -------
                                                                          12,809
                                                                         -------
MULTI-FAMILY - 10.1%
Charter Mac Equity Issue Trust,
      7.600% 11/30/50 (c)                                     500            504
DE Wilmington,
   Electra Arms Senior Association Project,
      6.250% 6/1/28                                           990            879
FL Broward County Housing Finance
   Authority,
   Chaves Lake Apartment Project,
   Series 2000,
      7.500% 7/1/40                                           500            506
FL Clay County Housing Finance Authority,
   Madison Commons Apartments,
   Series 2000 A,
      7.450% 7/1/40                                           500            506
GA Clayton County Housing Authority,
   Magnolia Park Apartments,
   Series 1999 A,
      6.250% 6/1/30                                           750            674
MN Lakeville,
   Southfork Apartment Project,
   Series 1989 A,
      9.875% 2/1/20                                           700            707
MN Washington County Housing &
   Redevelopment Authority,
   Cottages of Aspen,
   Series 1992,
      9.250% 6/1/22                                           485            503
MN White Bear Lake,
   Birch Lake Townhomes Project,
   Series 1989 A,
      9.750% 7/15/19                                          750            769
NC Eastern Carolina Regional
   Housing Authority,
   New River Apartments-Jacksonville,
   Series 1994,
      8.250% 9/1/14                                         1,290          1,327
Resolution Trust Corp., Pass Through
   Certificates,
   Series 1993-A,
      9.250% 12/1/16 (c)                                    3,781          3,797
SC State Housing Finance and Development
   Multi-Family Housing Finance Revenue,
   Westbridge Apartments,
   Series A,
      9.500% 9/1/20                                           590            586
TN Franklin Industrial Board,
   Landings Apartment Project,
   Series 1996 B,
      8.750% 4/1/27                                         1,710          1,785
TX Galveston,
   Driftwood Apartments,
      8.000% 8/1/23                                         1,000          1,022
VA Alexandria Redevelopment &
   Housing Authority,
   Courthouse Commons Apartments,
   Series 1990-A,
      10.000% 1/1/21                                          500            455
                                                                         -------
                                                                          14,020
                                                                         -------


See notes to investment portfolio.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)                                  PAR          VALUE
--------------------------------------------------------------------------------
SINGLE FAMILY - 4.8%
CO Housing Finance Authority,
   Series D-1,
      7.375% 6/1/26                                        $1,180         $1,261
CO State Housing Finance Authority,
   Series 1997 A-2,
      7.250% 5/1/27                                           625            680
MO State Housing Development Commission,
   Series C,
      7.250% 9/1/26                                         1,995          2,163
PA State Housing Finance Agency,
   Series 1994 -2,
      6.850% 4/1/25 (g)                                     2,390          2,495
                                                                          ------
                                                                           6,599
                                                                          ------
--------------------------------------------------------------------------------
INDUSTRIAL - 7.2%
FOOD PRODUCTS - 3.6%
IN Hammond,
   American Maize Products Co.,
   Series 1994,
      8.000% 12/1/24                                        2,000          2,140
LA Port of New Orleans Industrial
   Development Continental Grain Co.,
   Series 1993,
      7.500% 7/1/13                                         2,000          2,033
MI State Strategic Fund,
   Michigan Sugar Co.,
   Sebewaing Project,
   Series 1998 A,
      6.250% 11/1/15                                        1,000            809
                                                                          ------
                                                                           4,982
                                                                          ------
FOREST PRODUCTS - 1.3%
GA Rockdale County Development
   Authority, Solid Waste Disposal,
   Visy Paper, Inc.,
   Series 1993,
      7.500% 1/1/26                                         1,800          1,854
                                                                          ------
MANUFACTURING - 1.2%
IL Will-Kankakee Regional
   Development Authority,
   Flanders Corp./Precisionaire Project,
   Series 1997,
      6.500% 12/15/17                                         910            899
MN Brooklyn Park,
   TL Systems Corp.,
   Series 1991,
      10.000% 9/1/16                                          485            542
NV Henderson Public Improvement Trust,
   Integrated Coating Technology Corp.,
   Series 2000,
      6.625% 11/1/10 (d)                                      204            163
                                                                          ------
                                                                           1,604
                                                                          ------
METALS & MINING - 1.1%
MD Baltimore County,
   Bethlehem Steel Corp. Project, Series B,
      7.500% 6/1/15                                         1,000            904
NV State Department of Business & Industry,
   Wheeling-Pittsburgh Steel Corp.,
   Series 1999 A,
      8.000% 9/1/14                                           250            226
VA Greensville County Industrial
   Development Authority,
   Wheeling-Pittsburgh Steel,
   Series 1999 A:
      6.375% 4/1/04                                            70             65
      7.000% 4/1/14                                           375            311
VA Peninsula Ports Authority,
   Ziegler Coal project,
   Series 1997,
      6.900% 5/2/22 (h)                                       500
                                                                          ------
                                                                           1,581
                                                                          ------
--------------------------------------------------------------------------------
OTHER - 2.8%
OTHER - 0.4%
MD Baltimore,
   Park Charles Project,
   Series 1986,
      8.000% 1/1/15                                           505            516
                                                                          ------
REFUNDED/ESCROWED (i) - 2.4%
FL Clearwater Housing Authority,
   Hampton Apartments,
   Series 1994,
      8.250% 5/1/24                                           385            434
MA State Health & Educational
   Facilities Authority,
   Corporation for Independent Living,
      8.100% 7/1/18                                           565            624
MN Mille Lacs Capital Improvement Authority,
   Mille Lacs Band of Chippewa,
   Series 1992 A,
      9.250% 11/1/12                                          560            618
NC Lincoln County,
   Lincoln County Hospital,
      9.000% 5/1/07                                           250            286


See notes to investment portfolio.
                                                                               9

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
November 30, 2000
(In thousands)

MUNICIPAL BONDS (CONTINUED)                                  PAR          VALUE
--------------------------------------------------------------------------------
OTHER (CONTINUED)
REFUNDED/ESCROWED (i) (CONTINUED)
PA Montgomery County Industrial
   Development Authority,
   Assisted Living Facility,
   Series 1993-A,
      8.250% 5/1/23                                        $  590         $  642
TN Shelby County, Health, Education,
   & Housing Facilities Board,
   Open Arms Development Center,
   Series 1992-A,
      9.750% 8/1/19                                           315            403
   Open Arms Development Center,
   Series 1992-C,
      9.750% 8/1/19                                           315            403
                                                                          ------
                                                                           3,410
                                                                          ------
--------------------------------------------------------------------------------
OTHER REVENUE - 2.2%
HOTELS - 1.4%
PA Philadelphia Authority for Industrial
   Development,
   Doubletree Project,
      6.500% 10/1/27                                        2,000          1,955
                                                                          ------
RECREATION - 0.4%
NM Red River Sports Facility,
   Red River Ski Area Project,
   Series 1998,
      6.450% 6/1/07                                           625            604
                                                                          ------
RETAIL - 0.4%
OH Lake County,
   North Madison Properties,
   Series 1993,
      8.819% 9/1/11                                           545            580
                                                                          ------
--------------------------------------------------------------------------------
RESOURCE RECOVERY - 3.9%
DISPOSAL - 2.2%
CT State Development Authority,
   Sewer Sludge Disposal Facilities,
   Series 1996,
      8.250% 12/1/06                                          770            855
MA State Industrial Finance Agency:
   Peabody Monofill Associates, Inc.,
   Series 1995,
      9.000% 9/1/05                                           670            700
Massachusetts Environmental Services,
   Series 1994 A,
      8.750% 11/1/21 (d)                                      980            490
UT Carbon County,
   Laidlaw Environmental,
   Series A,
      7.450% 7/1/17                                         1,000            957
                                                                          ------
                                                                           3,002
                                                                          ------
RESOURCE RECOVERY - 1.7%
MA State Industrial Finance Agency,
   Ogden Haverhill Project,
   Series 1998 A,
      5.500% 12/1/13                                          500            464
PA Delaware County Industrial
   Development Authority, BFI,
   Series A,
      6.200% 7/1/19                                         2,225          1,964
                                                                          ------
                                                                           2,428
                                                                          ------
--------------------------------------------------------------------------------
TAX-BACKED - 5.4%
LOCAL APPROPRIATED - 0.8%
MO St. Louis Industrial Development Authority,
   St. Louis Convention Center,
   Series 2000,
      (b) 7/15/18                                           3,000          1,133
                                                                          ------
SPECIAL NON-PROPERTY TAX - 0.6%
IL State Development Finance Authority,
   City of Marion Project,
   Series 1991,
      9.625% 9/15/21                                        1,130            848
                                                                          ------
SPECIAL PROPERTY TAX - 4.0%
CA Carson,
   Series 1992,
      7.375% 9/2/22                                           900            943
CA Pleasanton Joint Powers Financing
   Reassessment Subordinated Revenue,
   Series 1993-B,
      6.750% 9/2/17                                         1,740          1,823
FL Lexington Oaks Community
   Development District:
   Series 1998 A,
      6.125% 5/1/19                                           290            278
   Series 1998 B,
      5.500% 5/1/05                                           410            403
   Series 2000 A,
      7.200% 5/1/30                                           100            102
   Series 2000 D,
      6.700% 5/1/07                                           150            152
FL Northern Palm Beach County
   Improvement District,
   Series 1999,
      5.900% 8/1/19                                           500            471


See notes to investment portfolio.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)                                  PAR          VALUE
--------------------------------------------------------------------------------
FL Orlando,
   Conroy Road Interchange Project,
   Series 1998 A:
      5.500% 5/1/10                                     $    125        $    121
      5.800% 5/1/26                                          500             454
FL Stoneybrook Community
   Development District,
   Series 1998 B,
      5.700% 5/1/08                                          765             749
                                                                        --------
                                                                           5,496
                                                                        --------
--------------------------------------------------------------------------------
TRANSPORTATION - 10.7%
AIR TRANSPORTATION - 1.3%
IL Chicago O'Hare International Airport,
   United Airlines, Inc.,
   Series 2000 A,
      6.750% 11/1/11                                         800             814
NC Charlotte,
   US Airways, Inc.,
   Series 2000,
      7.750% 2/1/28                                          500             479
PA Philadelphia Authority for
   Industrial Development,
   Aero Philadelphia,
   Series 1999,
      5.250% 1/1/09                                          500             460
                                                                        --------
                                                                           1,753
                                                                        --------
AIRPORT - 6.3%
MN Minneapolis & St. Paul Metropolitan
   Airports Commission, IFRN (variable rate),
   Series 1999,
      5.750% 1/1/22 (c)(d)                                 4,900           4,448
NC Charlotte Airport,
   Series 1999, IFRN (variable rate),
      7.520% 4/20/19 (c)(g)                                4,000           4,272
                                                                        --------
                                                                           8,720
                                                                        --------
PORTS - 2.1%
WA Port of Seattle,
   Series 2000:
   7.544% 2/1/11 (c)                                       1,875           2,146
   7.987% 2/1/10 (c)                                         625             711
                                                                        --------
                                                                           2,857
                                                                        --------
TOLL FACILITIES - 0.5%
CO Public Highway Authority, E-470
   Series 2000 B,
      (b) 9/1/35                                           8,750             659
                                                                        --------

TRANSPORTATION - 0.5%
NV State Department of Business & Industry,
   Las Vegas Monorail Project,
   Series 2000,
      7.375% 1/1/40                                          750             724
                                                                        --------
--------------------------------------------------------------------------------
UTILITY - 10.0%
INDEPENDENT POWER PRODUCER - 3.8%
MI Midland County Economic
   Development Corp.,
   Series 2000,
      6.875% 7/23/09                                         500             508
NY Port Authority of New York & New Jersey,
   KIAC Partners,
   Series 1996 IV,
      6.750% 10/1/11                                       2,000           2,055
PA Economic Development Finance Authority:
   Colver Project,
   Series D,
      7.150% 12/1/18                                       1,650           1,676
   Northampton Generating,
   Series A,
      6.500% 1/1/13                                        1,000             968
                                                                        --------
                                                                           5,207
                                                                        --------
INVESTOR OWNED - 0.2%
CT State Development Authority,
   Connecticut Light & Power Co.,
   Series 1993 B,
      5.950% 9/1/28                                          300             271
                                                                        --------
MUNICIPAL ELECTRIC - 5.4%
   TX Lower Colorado River Authority,
   Series 1999,
      7.046% 5/15/21 (c)                                   7,500           7,511
                                                                        --------
WATER & SEWER - 0.6%
   LA Public Facility, Belmont Water
   Authority,
      9.000% 3/15/24 (j)(g)                                  585             497
   MS V Lakes Utility District,
      8.250% 7/15/24                                         400             352
                                                                        --------
                                                                             849
                                                                        --------
TOTAL MUNICIPAL BONDS
(cost of $142,798) (k)                                                  $134,761
                                                                        --------

See notes to investment portfolio.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
November 30, 2000
(In thousands)

SHORT-TERM OBLIGATIONS - 1.7%                                PAR     VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (l)
CO Jefferson County,
   Rocky Mountain Butterfly,
   Series 1998,
      4.200% 6/1/10                                    $    700         $    700
IA Ottumwa,
   Ottumwa Regional Health Center, Inc.,
   Series 1998,
      4.200% 10/1/06                                        200              200
IA State Finance Authority,
   Village Court Assoc. Project,
   Series 1985 A,
      4.050% 11/1/15                                        400              400
IA State Higher Education Loan Authority,
   St. Ambrose University,
   Series 1995,
      4.300% 2/1/05                                         300              300
IA State Higher Education Loan Authority,
   American Institute of Business
   Series 1998,
      4.300% 11/1/13                                        320              320
WY Unita County,
   Chevron USA, Inc. Project,
      4.250% 8/15/20                                        400              400
                                                                        --------

TOTAL SHORT-TERM OBLIGATIONS                                               2,320
                                                                        --------
OTHER ASSETS AND LIABILITIES, NET - 1.1%                                   1,579
                                                                        --------
Net Assets - 100.0%                                                     $138,660
                                                                        --------



NOTES TO INVESTMENT PORTFOLIO:

(a) This is a restricted security which was acquired on August 21, 1998 and August 31, 1998 at an aggregate cost of $1,155. This security represents 0.8% of the Fund's net assets as of November 30, 2000.

(b)  Zero coupon bond.

(c) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2000, the value of these securities amounted to $23,707 or 17.1% of net assets.

(d) This issuer is in default of certain debt covenants. Income is not being accrued.

(e) This is a restricted security which was acquired on July 30, 1998 at a cost of $746. This security represents 0.5% of the Fund's net assets as of November 30, 2000.

(f) This is a restricted security which was acquired on July 30, 1998 at a cost of $541. This security represents 0.3% of the Fund's net assets as of November 30, 2000.

(g) These securities, or a portion thereof, with a total market value of $1,485, are being used to collateralize open futures contracts.

(h) This is a restricted security which was acquired on March 19, 1999 at a cost of $500. This security represents 0.4% of the Fund's net assets as of November 30, 2000.

(i) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.

(j) This is a restricted security which was acquired on March 22, 1994 at a cost of $585. This security represents 0.4% of the Fund's net assets as of November 30, 2000.

(k)  Cost for federal income tax purposes is the same.

(l) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 2000.


Long futures contract open on November 30, 2000:


                      Par value                      Unrealized
                      covered by      Expiration    depreciation
    Type              contracts         month        at 11/30/00
------------------------------------------------------------------
Municipal Bond          1,200           March           $   1
10 Year Note            6,800           March           $(103)
                                                        -----
                                                        $(102)
                                                        -----

Short futures contract open on November 30, 2000:

                       Par value                      Unrealized
                      covered by      Expiration     appreciation
    Type              contracts         month         at 11/30/00
------------------------------------------------------------------
Treasury Bond           3,600           March            $78


         ACRONYM                                 NAME
         -------                                 ----
          IFRN                        Inverse Floating Rate Note


See notes to investment portfolio.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
November 30, 2000
(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $142,798)                                $134,761
Short-term obligations                                                 2,320
                                                                    --------
                                                                     137,081
Receivable for:
  Interest                                               $2,956
  Fund shares sold                                          332
  Investments sold                                          270
Other                                                        58        3,616
                                                         ------     --------
  Total Assets                                                       140,697

LIABILITIES
Payable for:
  Investments purchased                                   1,109
  Fund shares repurchased                                   539
  Distributions                                             174
  Variation margin on futures                                24
Accrued:
  Management fee                                             66
  Transfer Agent fee                                         24
  Bookkeeping fee                                             5
  Deferred Trustees fee                                       5
Other                                                        91
                                                         ------
  Total Liabilities                                                    2,037
                                                                    --------
NET ASSETS                                                          $138,660
                                                                    --------
Net asset value & redemption price per share --
  Class A ($50,622/5,422)                                           $   9.34(a)
                                                                    --------
Maximum offering price per share --
  Class A ($9.34/0.9525)                                            $   9.81(b)
                                                                    --------
Net asset value & offering price per share --
  Class B ($84,857/9,089)                                           $   9.34(a)
                                                                    --------
Net asset value & offering price per share --
  Class C ($3,181/341)                                              $   9.34(a)
                                                                    --------
COMPOSITION OF NET ASSETS
Capital paid in                                                     $154,015
Overdistributed net investment income                                   (248)
Accumulated net realized loss                                         (7,046)
Net unrealized appreciation (depreciation) on:
  Investments                                                         (8,037)
  Open futures contracts                                                 (24)
                                                                    --------
                                                                    $138,660
                                                                    --------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended November 30, 2000
(In thousands)
INVESTMENT INCOME
Interest                                                            $11,013

EXPENSES
Management fee                                   $    867
Service fee -- Class A                                140
Service fee -- Class B                                232
Service fee -- Class C                                  7
Distribution fee -- Class B                           704
Distribution fee -- Class C                            20
Transfer agent                                        257
Bookkeeping fee                                        63
Trustees fee                                           14
Custodian fee                                           3
Audit fee                                              25
Legal fee                                               7
Registration fee                                       45
Reports to shareholders                                25
Other                                                  43
                                                   ------
                                                    2,452
Fees waived by the Distributor -- Class C              (4)            2,448
                                                   ------           -------
   Net Investment Income                                              8,565
                                                                    -------
NET REALIZED & UNREALIZED LOSS ON
PORTFOLIO POSITIONS
Net realized loss on:
   Investments                                     (2,595)
   Closed futures contracts                          (268)
                                                   ------
     Net Realized Loss                                               (2,863)
Net change in unrealized appreciation/
   depreciation during the period on:
   Investments                                     (1,950)
   Open futures contracts                             (89)
                                                   ------
Net Change in Unrealized
   Appreciation/Depreciation                                         (2,039)
                                                                    -------
     Net Loss                                                        (4,902)
                                                                    -------
Increase in Net Assets from Operations                              $ 3,663
                                                                    -------


See notes to financial statement.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(In thousands)

                                                             YEAR ENDED
                                                             NOVEMBER 30,
                                                  ------------------------------
INCREASE (DECREASE) IN NET ASSETS                      2000              1999
--------------------------------------------------------------------------------
Operations:
Net investment income                               $   8,565         $   9,489
Net realized loss                                      (2,863)           (1,770)
Net change in unrealized
  appreciation/depreciation                            (2,039)          (17,386)
                                                    ---------         ---------
  Net Increase (Decrease) from Operations               3,663            (9,667)

Distributions:
From net investment income -- Class A                  (3,318)           (3,564)
From net investment income -- Class B                  (4,861)           (5,760)
From net investment income -- Class C                    (139)             (160)
                                                    ---------         ---------
                                                       (4,655)          (19,151)
                                                    ---------         ---------

Fund Share Transactions:
Receipts for shares sold -- Class A                    10,623            21,332
Value of distributions reinvested -- Class A            1,421             1,688
Cost of shares repurchased -- Class A                 (24,239)          (16,678)
                                                    ---------         ---------
                                                      (12,195)            6,342
                                                    ---------         ---------

Receipts for shares sold -- Class B                     8,558            20,850
Value of distributions reinvested -- Class B            2,115             2,640
Cost of shares repurchased -- Class B                 (33,817)          (31,059)
                                                    ---------         ---------
                                                      (23,144)           (7,569)
                                                    ---------         ---------

Receipts for shares sold -- Class C                     1,415             2,470
Value of distributions reinvested -- Class C               73               107
Cost of shares repurchased -- Class C                  (1,198)           (1,904)
                                                    ---------         ---------
                                                          290               673
                                                    ---------         ---------
Net Decrease from Fund Share
  Transactions                                        (35,049)             (554)
                                                    ---------         ---------
  Total (Decrease)                                    (39,704)          (19,705)

NET ASSETS
Beginning of period                                   178,364           198,069
                                                    ---------         ---------
End of period (net of overdistributed
  net investment income of
  $248 and $445, respectively)                      $ 138,660         $ 178,364
                                                    ---------         ---------


                                                           YEAR ENDED
                                                           NOVEMBER 30,
                                                   -----------------------------
NUMBER OF FUND SHARES                                  2000          1999
--------------------------------------------------------------------------------
Sold -- Class A                                        1,141        2,086
Issued for distributions reinvested -- Class A           151          166
Repurchased -- Class A                                (2,594)      (1,647)
                                                       -----        -----
                                                      (1,302)         605
                                                       -----        -----
Sold -- Class B                                          923        2,019
Issued for distributions reinvested -- Class B           221          259
Repurchased -- Class B                                (3,627)      (3,056)
                                                       -----        -----
                                                      (2,483)        (778)
                                                       -----        -----
Sold -- Class C                                          153          239
Issued for distributions reinvested -- Class C             7           10
Repurchased -- Class C                                  (128)        (188)
                                                       -----        -----
                                                          32           61
                                                       -----        -----

See notes to financial statement.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
November 30, 2000

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty High Yield Municipal Fund (the Fund), formerly Colonial High Yield Municipal Fund is a diversified portfolio of a Massachusetts business trust registered under the Investment Company Act of 1940 as amended, as an open-end management investment company. The Fund's investment objective is to seek a high level of after-tax total return by pursuing current income exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B, and Class C. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed on Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Effective December 1, 2001, the Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will be required to amortize premium and discount on all debt securities. Upon the effective date, this accounting principle change will not have an impact on total net assets but will result in a reclassification between cost of securities held and net unrealized appreciation/depreciation. The Fund currently has not determined the impact of the adoption of the new accounting policy.

DISTRIBUTIONS TO SHAREHOLDERS:

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each fund's pro-rata portion of the combined average net assets of the Fund, Liberty Tax-Exempt Fund and Liberty Tax-Exempt Insured Fund as follows:

AVERAGE NET ASSETS         ANNUAL FEE RATE
------------------------------------------
First $1 billion                0.60%
Next $2 billion                 0.55%
Next $1 billion                 0.50%
Over $4 billion                 0.45%

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

BOOKKEEPING FEE:

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.13% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

Effective January 1, 2000, the Transfer Agent fee was changed to a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For the year ended November 30, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $7,929 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $9,325, $327,225 and $1,867 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

During the year ended November 30, 2000, purchases and sales of investments other than short-term obligations were $25,639,546 and $62,818,224, respectively.

Unrealized appreciation (depreciation) at November 30, 2000, based on cost of investments for federal income tax purposes was:

Gross unrealized appreciation           $  3,116,868
Gross unrealized depreciation            (11,154,245)
                                        ------------
        Net unrealized depreciation     $ (8,037,377)
                                        ============

CAPITAL LOSS CARRYFORWARDS:

At November 30, 2000, capital loss carryforwards, available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

Year of expiration      Capital loss carryforward
---------------------------------------------------
2003                            $  684,000
2005                             1,526,000
2007                             1,932,000
2008                             2,738,000
                                ----------
                                $6,880,000
                                ----------

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER:

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may invest in municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 4. LINE OF CREDIT

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the year ended November 30, 2000.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:


                                                      YEAR ENDED NOVEMBER 30, 2000
                                                     CLASS A     CLASS B     CLASS C
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $ 9.590     $ 9.590     $ 9.590
                                                    -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (e)                             0.567       0.496       0.510(a)
Net realized and unrealized loss                     (0.261)     (0.261)     (0.261)
                                                    -------     -------     -------
Total from Investment Operations                      0.306       0.235       0.249
                                                    -------     -------     -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.556)     (0.485)     (0.499)
                                                    -------     -------     -------
NET ASSET VALUE, END OF PERIOD                      $ 9.340     $ 9.340     $ 9.340
                                                    =======     =======     =======
Total return (b)                                      3.36%       2.59%       2.74%(c)
                                                    =======     =======     =======
RATIOS TO AVERAGE NET ASSETS:
Expenses (d)                                          1.14%       1.89%       1.74%(a)
Net investment income (d)                             6.11%       5.36%       5.51%(a)
Portfolio turnover                                      17%         17%         17%
Net assets at end of period (000)                   $50,622     $84,857     $ 3,181

(a) Net of fees waived by the Distributor which amounted to $0.014 per share and 0.15%.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Distributor not waived a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) The per share net investment income amounts do not reflect the period's reclassifications of differences between book and tax basis net investment income.

--------------------------------------------------------------------------------
2000 Federal Income Tax Information (unaudited)

100% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.
--------------------------------------------------------------------------------

                                                           YEAR ENDED NOVEMBER 30, 1999
                                                      CLASS A        CLASS B      CLASS C
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $ 10.580      $  10.580      $10.580
                                                    --------      ---------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                  0.546          0.470        0.485(a)
Net realized and unrealized loss                      (0.991)        (0.991)      (0.991)
                                                    --------      ---------      -------
Total from Investment Operations                      (0.445)        (0.521)      (0.506)
                                                    --------      ---------      -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.545)        (0.469)      (0.484)
                                                    --------      ---------      -------
NET ASSET VALUE, END OF PERIOD                      $  9.590      $   9.590      $ 9.590
                                                    ========      =========      =======
Total return (b)                                      (4.36%)        (5.08%)      (4.94%)(c)
                                                    ========      =========      =======
RATIOS TO AVERAGE NET ASSETS:
Expenses (d)                                           1.13%          1.88%        1.73%(a)
Net investment income (d)                              5.35%          4.60%        4.75%(a)
Portfolio turnover                                       50%            50%          50%
Net assets at end of period (000)                   $ 64,458       $110,939      $ 2,967


(a) Net of fees waived by the Distributor which amounted to $0.015 per share and 0.15%.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Distributor not waived a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                        YEAR ENDED NOVEMBER 30, 1998
                                                     CLASS A      CLASS B       CLASS C
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $10.340      $ 10.340      $10.340
                                                    -------      --------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                 0.561         0.480        0.496(a)
Net realized and unrealized gain                      0.260         0.260        0.260
                                                    -------      --------      -------
Total from Investment Operations                      0.821         0.740        0.756
                                                    -------      --------      -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.565)       (0.487)      (0.502)
In excess of net investment income                   (0.016)       (0.013)      (0.014)
Total Distributions Declared to Shareholders         (0.581)       (0.500)      (0.516)
                                                    -------      --------      -------
NET ASSET VALUE, END OF PERIOD                      $10.580      $ 10.580      $10.580
                                                    =======      ========      =======
Total return (b)                                      8.11%         7.29%        7.45%(c)
                                                    =======      ========      =======
RATIOS TO AVERAGE NET ASSETS:
Expenses (d)                                          1.07%         1.82%        1.67%(a)
Net investment income (d)                             5.37%         4.62%        4.77%(a)
Portfolio turnover                                      36%           36%          36%
Net assets at end of period (000)                   $64,749      $130,691      $ 2,629

(a) Net of fees waived by the Distributor which amounted to $0.016 per share and 0.15%.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Distributor not waived a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                         YEAR ENDED NOVEMBER 30, 1997
                                                     CLASS A      CLASS B       CLASS C(a)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $10.160      $ 10.160       $10.320
                                                    -------      --------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                 0.592         0.516         0.176
Net realized and unrealized gain                      0.188         0.188         0.018(b)
                                                    -------      --------       -------
Total from Investment Operations                      0.780         0.704         0.194
                                                    -------      --------       -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.594)       (0.518)       (0.174)
In excess of net investment income                   (0.006)       (0.006)           --
                                                    -------      --------       -------
Total Distributions Declared to Shareholders         (0.600)       (0.524)       (0.174)
                                                    -------      --------       -------
NET ASSET VALUE, END OF PERIOD                      $10.340      $ 10.340       $10.340
                                                    =======      ========       =======
Total return (c)                                      7.95%         7.15%         1.90%(d)
                                                    =======      ========       =======
RATIOS TO AVERAGE NET ASSETS:
Expenses (e)                                          1.11%         1.86%         1.72%(f)
Net investment income (e)                             5.83%         5.08%         5.14%(f)
Portfolio turnover                                      23%           23%           23%
Net assets at end of period (000)                   $52,847      $142,287       $   341

(a) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.

(b) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(f)  Annualized.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                    YEAR ENDED NOVEMBER 30,
                                                    -----------------------
                                                             1996
                                                    -----------------------
                                                    CLASS A       CLASS B
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $10.230      $ 10.230
                                                    -------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                 0.624         0.548
Net realized and unrealized loss                     (0.051)       (0.051)
                                                    -------      --------
Total from Investment Operations                      0.573         0.497
                                                    -------      --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.643)       (0.567)
                                                    -------      --------
NET ASSET VALUE, END OF PERIOD                      $10.160      $ 10.160
                                                    =======      ========
Total return (a)                                      5.86%         5.07%
                                                    =======      ========
RATIOS TO AVERAGE NET ASSETS:
Expenses (b)                                          1.10%         1.85%
Net investment income (b)                             6.19%         5.44%
Portfolio turnover                                       8%            8%
Net assets at end of period (000)                   $37,420      $145,200

(a) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(b) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE TRUSTEES OF LIBERTY FUNDS TRUST IV AND THE SHAREHOLDERS
OF LIBERTY HIGH YIELD MUNICIPAL FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liberty High Yield Municipal Fund (formerly Colonial High Yield Municipal) a series of Liberty Funds Trust IV, at November 30, 2000, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at November 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
Boston, Massachusetts
January 11, 2001

TRUSTEES & TRANSFER AGENT

--------------------------------------------------------------------------------
DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development, General Counsel, and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on economic and statistical matters

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Inc.; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)
--------------------------------------------------------------------------------


IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Liberty High Yield Municipal Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty High Yield Municipal Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

ANNUAL REPORT:
LIBERTY HIGH YIELD MUNICIPAL FUND

--------------------------------------------------------------------------------
CHOOSE LIBERTY
--------------------------------------------------------------------------------

BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS.(SM)

--------------------------------------------------------------------------------
                                 LIBERTY FUNDS
--------------------------------------------------------------------------------

ALL-STAR     INSTITUTIONAL MONEY MANAGEMENT APPROACH FOR INDIVIDUAL INVESTORS.
--------------------------------------------------------------------------------
COLONIAL     FIXED INCOME AND VALUE STYLE EQUITY INVESTING.
--------------------------------------------------------------------------------
CRABBE       A CONTRARIAN APPROACH TO FIXED INCOME AND EQUITY INVESTING.
HUSON
--------------------------------------------------------------------------------
NEWPORT      A LEADER IN INTERNATIONAL INVESTING.(SM)
--------------------------------------------------------------------------------
STEIN ROE    INNOVATIVE SOLUTIONS FOR GROWTH AND INCOME INVESTING.
 ADVISOR
--------------------------------------------------------------------------------
KEYPORT      A LEADING PROVIDER OF INNOVATIVE ANNUITY PRODUCTS.
--------------------------------------------------------------------------------

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

--------------------------------------------------------------------------------
LIBERTY HIGH YIELD MUNICIPAL FUND                                 ANNUAL REPORT
--------------------------------------------------------------------------------


[logo]   LIBERTY FUNDS

ALL-STAR-COLONIAL-CRABBE HUSON-NEWPORT-STEIN ROE ADVISOR

        Liberty Funds Distributor, Inc. (C)2001
        One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
        www.libertyfunds.com

                                                              ------------------
                                                                   PRESORTED
                                                                   STANDARD
                                                                 U.S. POSTAGE
                                                                    PAID
                                                                 HOLLISTON, MA
                                                                 PERMIT NO. 20
                                                              ------------------




                                                 783-02/154E-1200 (1/01) 00/2355